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                    THE EMPIRE BUILDER TAX FREE BOND FUND

July 1, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

      Re:  The Empire Builder Tax Free Bond Fund
           Securities Act of 1933 Registration No. 2-86931 and
           Investment Company Act of 1940 File No. 811-3907
           Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by The Empire Builder Tax Free Bond Fund (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As Assistant Secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, each dated June 26, 1998, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on June 26, 1998.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (614) 470-8305.


Sincerely,

/s/ Matthew A. Constancio

Matthew Constancio
Assistant Secretary
The Empire Builder Tax Free Bond Fund

cc: Mr. John M. Loder, Esq.    Ropes & Gray